Summary Prospectus	June 28, 2012

Invesco Van Kampen Corporate Bond Fund

Class: A (ACCBX), B (ACCDX), C (ACCEX), R (ACCZX), Y (ACCHX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated June 28, 2012, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B		C	R	Y

Management Fees	0.39%	0.39%		0.39%	0.39%	0.39%

Distribution and/or Service (12b-1) Fees	0.25	0.25	[1]	0.96	0.50	None

Other Expenses	0.28	0.28		0.28	0.28	0.28

Total Annual Fund Operating Expenses[2]	0.92	0.92		1.63	1.17	0.67

1	“Distribution and/or Service (12b-1) Fees” for Class B have been restated to reflect the ongoing expense levels.
2	“Total Annual Fund Operating Expenses” for Class R are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$564	$754	$960	$1,553

Class B	$594	$593	$709	$1,131

Class C	$266	$514	$887	$1,933

Class R	$119	$372	$644	$1,420

Class Y	$68	$214	$373	$835

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$564	$754	$960	$1,553

Class B	$94	$293	$509	$1,131

Class C	$166	$514	$887	$1,933

Class R	$119	$372	$644	$1,420

Class Y	$68	$214	$373	$835

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of corporate debt securities. The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in corporate bonds. For these purposes a corporate bond is defined as any corporate debt security with an original term to maturity of greater than one year.

1        Invesco Van Kampen Corporate Bond Fund

VK-CBD-SUMPRO-1

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to that benchmark. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark).

The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

Specialist decision makers employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers rely on these decision makers and market specific specialists for adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Portfolio managers retain discretion for deciding how risk positions are implemented. Investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities decide to purchase or sell securities using their relative value considerations. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Types of Securities. Under normal market conditions, the Fund invests primarily in corporate debt securities with original maturities of more than one year. The Fund may invest up to 20% of its total assets in convertible securities and up to 10% of its total assets in preferred stocks. In addition, a portion or all of the Fund’s total assets may be invested in securities issued by foreign governments or corporations; provided, however, that the Fund may not invest more than 30% of its total assets in non-U.S. dollar denominated securities. Debt securities purchased by the Fund may include issuer call provisions. The Fund may from time to time invest in derivative instruments such as futures contracts and swap agreements, including but not limited to interest rate futures, credit default swaps, and engage in mortgage dollar roll transactions, a form of repurchase agreement activity in the to-be-announced (TBA) market for agency mortgage-backed securities (MBS). These strategies are implemented within the risk profile of the guidelines set forth in the prospectus. The Fund may engage in dollar roll transactions to enhance the Fund’s return on cash.

Quality Levels. Under normal market conditions, between 60% to 100% of the Fund’s total assets are invested in investment grade securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by Standard & Poor’s (S&P) at the time they are purchased, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated Prime by Moody’s or A by S&P and cash and cash equivalents.

Up to 40% of the Fund’s total assets may be invested in securities rated Ba by Moody’s or BB by S&P at the time of purchase. No more than 20% of the Fund’s total assets may be invested in securities rated B or lower by Moody’s or S&P, or which are unrated, although it is the Fund’s current policy not to buy any securities rated below B or unrated securities judged by the Adviser to be of comparable quality. Securities rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities of comparable quality are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

2        Invesco Van Kampen Corporate Bond Fund

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transaction Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Corporate Bond Fund’s (the predecessor fund) performance to that of a broad-based securities/style specific market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A Shares year-to-date (ended March 31, 2012): 3.30%
Best Quarter (ended June 30, 2009): 11.08%
Worst Quarter (ended September 30, 2008): -8.41%

Average Annual Total Returns (for the periods ended December 31, 2011)

	1	5	10	Since
	Year	Years	Years	Inception

Class A shares: Inception (09/23/1971)
Return Before Taxes	0.80%	4.98%	4.94%	—
Return After Taxes on Distributions	-0.74	3.14	3.05	—
Return After Taxes on Distributions and Sale of Fund Shares	0.50	3.14	3.06	—

Class B shares: Inception (09/28/1992)	0.92	5.22	4.85	—

Class C shares: Inception (08/30/1993)	4.19	5.30	4.69	—

Class R shares[1]: Inception (06/06/2011)	5.64	5.75	5.18	—

Class Y shares: Inception (08/12/2005)	6.15	6.32	—	5.66%

Barclays U.S. Credit Index[2] (reflects no deductions for fees, expenses or taxes)	8.35	6.80	6.35	—

Barclays U.S. Corp Inv Bd Index[2] (reflects no deductions for fees, expenses or taxes)	8.15	6.82	6.36	—

Lipper BBB Rated Funds Index	8.63	6.24	6.08	—

1	Class R shares’ performance shown prior to the inception date is that of Class A shares of the Fund’s (and the predecessor fund’s) restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursements.
2	The Fund has elected to use the Barclays U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays U.S. Corp Inv Bd Index because the Barclays U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service on the Fund

Chuck Burge	Portfolio Manager	2010

John Craddock	Portfolio Manager	2010

Peter Ehret	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

3        Invesco Van Kampen Corporate Bond Fund

There are no minimum investments for Class R shares for Fund accounts. New or additional investments in Class B shares are no longer permitted. The minimum investments for Class A, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	$250	$25

All other accounts	$1,000	$50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

invesco.com/us  VK-CBD-SUMPRO-1

Summary Prospectus	June 28, 2012

Invesco Van Kampen Corporate Bond Fund

Institutional Class: (ACCWX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated June 28, 2012, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	0.39%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.08

Total Annual Fund Operating Expenses	0.47

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$48	$151	$263	$591

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of corporate debt securities. The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in corporate bonds. For these purposes a corporate bond is defined as any corporate debt security with an original term to maturity of greater than one year.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to that benchmark. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark).

The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

Specialist decision makers employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers rely on these decision makers and market specific specialists for adjusting the

1        Invesco Van Kampen Corporate Bond Fund

VK-CBD-SUMPRO-2

Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Portfolio managers retain discretion for deciding how risk positions are implemented. Investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities decide to purchase or sell securities using their relative value considerations. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Types of Securities. Under normal market conditions, the Fund invests primarily in corporate debt securities with original maturities of more than one year. The Fund may invest up to 20% of its total assets in convertible securities and up to 10% of its total assets in preferred stocks. In addition, a portion or all of the Fund’s total assets may be invested in securities issued by foreign governments or corporations; provided, however, that the Fund may not invest more than 30% of its total assets in non-U.S. dollar denominated securities. Debt securities purchased by the Fund may include issuer call provisions. The Fund may from time to time invest in derivative instruments such as futures contracts and swap agreements, including but not limited to interest rate futures, credit default swaps, and engage in mortgage dollar roll transactions, a form of repurchase agreement activity in the to-be-announced (TBA) market for agency mortgage-backed securities (MBS). These strategies are implemented within the risk profile of the guidelines set forth in the prospectus. The Fund may engage in dollar roll transactions to enhance the Fund’s return on cash.

Quality Levels. Under normal market conditions, between 60% to 100% of the Fund’s total assets are invested in investment grade securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by Standard & Poor’s (S&P) at the time they are purchased, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated Prime by Moody’s or A by S&P and cash and cash equivalents.

Up to 40% of the Fund’s total assets may be invested in securities rated Ba by Moody’s or BB by S&P at the time of purchase. No more than 20% of the Fund’s total assets may be invested in securities rated B or lower by Moody’s or S&P, or which are unrated, although it is the Fund’s current policy not to buy any securities rated below B or unrated securities judged by the Adviser to be of comparable quality. Securities rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities of comparable quality are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principle risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Developing /Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transaction Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Corporate Bond Fund’s (the predecessor fund) performance to that of a broad-based securities/style specific benchmark and a peer group benchmark comprised of funds with

2        Invesco Van Kampen Corporate Bond Fund

investment objectives and strategies similar to those of the Fund. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor Fund as they have different expenses.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Institutional Class Shares year-to-date (ended March 31, 2012): 3.26%
Best Quarter (ended December 31, 2011): 2.12%
Worst Quarter (ended September 30, 2011): (0.88)%

Average Annual Total Returns (for the periods ended December 31, 2011)

	1	5	10
	Year	Years	Years

Institutional Class shares[1]: Inception (6/01/2010)
Return Before Taxes	6.44%	6.17%	5.52%
Return After Taxes on Distributions	4.68	4.26	3.60
Return After Taxes on Distributions and Sale of Fund Shares	4.16	4.13	3.56

Barclays U.S. Credit Index[2] (reflects no deductions for fees, expenses or taxes)	8.35	6.80	6.35

Barclays U.S. Corp Inv Bd Index[2] (reflects no deductions for fees, expenses or taxes)	8.15	6.82	6.36

Lipper BBB Rated Funds Index	8.63	6.24	6.08

1	Institutional Class shares’ performance shown prior to the inception date is that of the Fund’s (and the predecessor fund’s) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund’s Class A shares is September 23, 1971.
2	The Fund has elected to use the Barclays U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays U.S. Corp Inv Bd Index because the Barclays U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service on the Fund

Chuck Burge	Portfolio Manager	2010

John Craddock	Portfolio Manager	2010

Peter Ehret	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-659-1005.

Initial investments in the Institutional Class of a Fund must be at least $10 million, regardless of whether such investment is made directly or through an omnibus account, unless such investment is made by an institutional investor that is (i) an investment company, as defined under the Investment Company Act of 1940, as amended, that is part of a family of investment companies which own in the aggregate at least $100 million in securities, (ii) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, (iii) investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account, or (iv) a defined contribution or defined benefit plan making a minimum investment of at least $1 million in each Fund in which it invests. There is no minimum initial investment requirement for those institutional investors described in (i)-(iii) above.

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Van Kampen Corporate Bond Fund

invesco.com/us  VK-CBD-SUMPRO-2